LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
LEASE LIABILITIES

16.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	Note	2023	2022
Balance at beginning of year		$158.3	$153.8
Lease obligations financing right-of-use assets		56.9	45.3
Business acquisitions	7	226.2	—
Repayments		(94.8)	(42.1)
Other		(0.5)	1.3
		346.1	158.3
Less current portion		(99.3)	(37.3)
		$246.8	$121.0

Lease liabilities with affiliated corporations amounted to $20.1 million as of December 31, 2023 ($25.4 million in 2022).

Interest rates on lease liabilities ranged from 1.9% to 8.5% as of December 31, 2023 and 2022.

Repayments of lease liabilities over the coming years are as follows:

2024	$99.3
2025	80.3
2026	62.3
2027	44.4
2028	27.5
2029 and thereafter	32.3